Weighted Average Common Shares (Details) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Weighted Average Common Shares [Abstract]
Basic shares outstanding	717.7	730.6	748.5
Dilutive shares	5.2	4.0	5.0
Diluted shares outstanding	722.9	734.6	753.5
Antidilutive shares excluded from computation of earnings per share	0.6	7.7	4.6